Accrued Mining and Landfill Reclamation - Activity for Asset Retirement Obligations (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 20,735	$ 18,310	$ 18,310	$ 15,781
Acquired obligations			745	140
Change in cost estimate			907	2,233
Settlement of reclamation obligations			(689)	(1,178)
Additional liabilities incurred			60	463
Accretion expense	$ 830	$ 763	1,402	871	$ 717
Ending balance			$ 20,735	$ 18,310	$ 15,781